Future Minimum Lease Payments Under Noncancelable Operating and Capital Leases (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Lease Obligations [Abstract]
2015		$ 5.8
2016		1.2
2017		0.0
2018		0.0
2019		0.0
Beyond 2019		0.0
Total minimum lease payments		7.0
Less amount representing interest (rates from 3.4% to 3.7%)		(0.1)
Present value of net minimum capital lease payments		6.9
Less current portion of minimum lease payments	$ (4.5)	(5.7)	$ (3.3)
Long-term obligations under capital leases less current portion	$ 0.5	1.2	$ 3.1
2015		1.6
2016		0.6
2017		0.4
2018		0.3
2019		0.2
Beyond 2019		0.0
Total minimum lease payments		$ 3.1